Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	TURKCELL ILETISIM HIZMETLERI A S
Entity File Number	1-15092
Entity Incorporation, State or Country Code	W8
Entity Central Index Key	0001071321
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Address Line One	Turkcell Kucukyali Plaza
Entity Address, Address Line Two	Aydinevler Mahallesi Inonu Caddesi
Entity Address, Address Line Three	No:20 Kucukyali Ofispark Maltepe
Entity Address, City or Town	Istanbul
Entity Address, Postal Zip Code	34854
Entity Address, Country	TR
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	PwC Bagimsiz Denetim ve Serbest Muhasebeci Mali Musavirlik A.S.
Auditor Location	Istanbul, Turkey
Auditor Firm ID	1346
Business Contact [Member]
Entity Information [Line Items]
City Area Code	212
Local Phone Number	313 18 88
Contact Personnel Name	Mr. Ali Serdar Yagci
Entity Address, Address Line One	Turkcell Kucukyali Plaza
Entity Address, Address Line Two	Aydinevler Mahallesi Inonu Caddesi
Entity Address, Address Line Three	No:20 Kucukyali Ofispark Maltepe
Entity Address, City or Town	Istanbul
Entity Address, Postal Zip Code	34854
Contact Personnel Fax Number	90 216 504 40 58
Entity Address, Country	TR
Ordinary shares [member]
Entity Information [Line Items]
Trading Symbol	TKC
Title of 12(b) Security	Ordinary Shares Nominal Value TRY 1.000
Entity Common Stock, Shares Outstanding	2,200,000,000
Security Exchange Name	NYSE
Group A Ordinary Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	330,000,000
Group B Ordinary Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	1,870,000,000
American Depositary Shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares,each representing 2.5 ordinary shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true